Compensation Plans	12 Months Ended
Nov. 30, 2012
Compensation Plans

NOTE 13 – Compensation Plans

Equity Plans

We issue our share-based compensation awards under the Carnival Corporation and Carnival plc stock plans, which have an aggregate of 30.3 million shares available for future grant at November 30, 2012. These plans allow us to issue restricted stock awards (“RSAs”), restricted stock units (“RSUs”), performance-based share (“PBS”) awards and stock options (collectively “equity awards”). Equity awards are principally granted to management level employees and members of our Boards of Directors. The plans are administered by a committee of our independent directors (the “Committee”) that determines which employees are eligible to participate, the monetary value or number of shares for which equity awards are to be granted and the amounts that may be exercised or sold within a specified term. These plans allow us to fulfill our equity award obligations using shares purchased in the open market or with unissued or treasury shares. Certain equity awards provide for accelerated vesting if we have a change in control, as defined.

Our total share-based compensation expense was $39 million, $46 million and $43 million in 2012, 2011 and 2010, respectively, of which $36 million, $42 million and $40 million has been included in selling and administrative expenses and $3 million, $4 million and $3 million in cruise payroll and related expenses in 2012, 2011 and 2010, respectively.

RSAs/RSUs and PBS Awards

RSAs generally have the same rights as Carnival Corporation common stock, except for transfer restrictions and forfeiture provisions. RSAs have been granted to certain officers and non-executive board members and either have three or five-year cliff vesting or vest evenly over five years after the grant date. In addition, Carnival Corporation and Carnival plc grant RSUs that vest evenly over five years or at the end of three or five years after the grant date and accrue forfeitable dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared. The share-based compensation expense associated with RSAs/RSUs is based on the quoted market price of the Carnival Corporation or Carnival plc shares on the date of grant, and is amortized to expense using the straight-line method from the grant date through the earlier of the vesting date or the estimated retirement eligibility date.

In 2012 and 2011, the Committee approved PBS awards to be granted to certain key Carnival Corporation & plc executives. The share-based compensation expense associated with these PBS awards is based on the quoted market price of the Carnival Corporation or Carnival plc shares on the date of grant and the probability of our earnings per share growth over a three-year period being achieved. These PBS awards provide an opportunity to earn from zero to 200% of the number of target shares underlying the award achieved at the end of the third year. The PBS awards will accrue forfeitable dividend equivalents based on dividends declared.

During the year ended November 30, 2012, RSA/RSU and PBS activity was as follows:

	RSAs/RSUs		PBSs
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value

Outstanding at November 30, 2011	3,625,966	$33.70	116,992	$45.12
Granted	1,411,296	$30.34	223,531	$31.03
Vested	(1,887,063)	$27.51	(22,279)	$31.90
Forfeited	(88,316)	$36.33	(4,537)	$41.16

Outstanding at November 30, 2012	3,061,883	$35.89	313,707	$36.08

The total grant date fair value of RSAs/ RSUs vested was $52 million, $53 million and $28 million in 2012, 2011 and 2010, respectively. As of November 30, 2012, there was $39 million of total unrecognized compensation cost related to RSAs/RSUs and PBSs. As of November 30, 2012, the total unrecognized compensation costs related to RSAs/RSUs and PBSs are expected to be recognized over a weighted-average period of 1.7 years and 2.4 years, respectively.

Stock Option Plans

In 2007 and 2008, the Committee decided to cease granting stock options to our employees and non-executive board members, respectively, and to instead grant them RSAs and RSUs. A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2012 related to stock options previously granted was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)

Outstanding at November 30, 2011	10,428,951	$45.65
Exercised	(839,594)	$27.58
Forfeited or expired	(1,461,142)	$46.11

Outstanding at November 30, 2012	8,128,215	$47.72	1.2	$5

Exercisable at November 30, 2012	8,128,215	$47.72	1.2	$5

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2012.

As of the dates of exercise, the total intrinsic value of options exercised in 2012, 2011 and 2010 was $7 million, $18 million and $17 million, respectively. As of November 30, 2012, there is no unrecognized compensation cost as there were no unvested stock options. Our stock options will expire through 2016.

Defined Benefit Pension Plans

We have several single-employer defined benefit pension plans, which cover some of our shipboard and shoreside employees. The U.S. and UK shoreside employee plans are closed to new membership and are funded at or above the level required by U.S. or UK regulations. Substantially all of the remaining defined benefit plans are unfunded. In determining all of our plans’ benefit obligations at November 30, 2012 and 2011, we assumed weighted-average discount rates of 3.5% and 4.5%, respectively. The net asset or net liability positions under these single-employer defined benefit pension plans are not material.

In addition, we participate in two multiemployer defined benefit pension plans in the UK, the British Merchant Navy Officers Pension Fund (registration number 10005645) (“MNOPF”), and the British Merchant Navy Ratings Pension Fund (registration number 10005646) (“MNRPF”), which are referred to as “the multiemployer plans.” The MNOPF is divided into two sections, the “New Section” and the “Old Section.” The multiemployer plans are maintained for the benefit of the employees of the participating employers who make contributions to the plans. However, contributions made by employers, including us, may be used to provide benefits to employees of other participating employers, and if any of the participating employers withdraws from the multiemployer plans or fails to make their required contributions, any unfunded obligations would be the responsibility of the remaining participating employers. We are contractually obligated to make all required contributions as determined by the plans’ trustees. All of our multiemployer plans are closed to new membership, and the MNOPF Old Section is also closed to further benefit accrual and is fully funded. Based on the most recent actuarial review of the MNOPF New Section at March 31, 2011 and the MNRPF at March 31, 2012, it was determined that these plans were 86% and 72% funded, respectively. The multiemployer plans have implemented recovery plans, as appropriate, whereby their estimated funding deficits are to be recovered through funding contributions from participating employers.

We expense our portion of any multiemployer plan deficit as amounts are invoiced by, and become due and payable to, the trustees. In 2012 and 2011, our contributions to the MNOPF fund (and including the MNOPF Old Section for 2010) were not material and did not exceed 5% of total contributions to the fund. In 2010, we received and paid in full a special assessment invoice from the MNOPF trustee for our additional share of the MNOPF New Section deficit. Accordingly, we expensed the invoice of $41 million in cruise payroll and related expense in 2010, which exceeded 5% of total contributions to the fund. In 2012, 2011 and 2010, our contributions to the MNRPF were not material and did not exceed 5% of total contributions to the plan. It is possible that we will be required to fund and expense additional amounts for the multiemployer plans in the future, however, such amounts are not expected to be material.

Total expense for all defined benefit pension plans, including the multiemployer plans, was $45 million, $46 million and $85 million in 2012, 2011 and 2010, respectively.

Defined Contribution Plans

We have several defined contribution plans available to most of our employees. We contribute to these plans based on employee contributions, salary levels and length of service. Total expense for these plans was $22 million, $21 million and $20 million in 2012, 2011 and 2010, respectively.